Staff costs (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Disclosure of staff costs

	2024	2023	2022
	£m	£m	£m
Performance costs	1,436	1,308	1,398
Salaries	2,766	2,921	2,637
Social security costs	381	374	352
Post-retirement benefits[1]	329	298	188
Other compensation costs	237	221	205
Total compensation costs[2]	5,149	5,122	4,780

Other resourcing costs
Outsourcing	198	206	259
Redundancy and restructuring	137	176	45
Temporary staff costs	16	22	25
Other	56	65	83
Total other resourcing costs	407	469	412

Total staff costs	5,556	5,591	5,192
Notes
1 Post-retirement benefits charge includes £178m (2023: £180m; 2022: £140m) in respect of defined contribution schemes and £151m (2023: £118m;
2022: £48m) in respect of defined benefit schemes.
2  £324m (2023: £259m; 2022: £197m) of compensation cost was capitalised as internally generated software.